Commitments and Contingencies (Details) - Schedule of Weighted Average Remaining Lease Term and the Discount Rate	Oct. 01, 2023	Dec. 31, 2022
Schedule Of Weighted Average Remaining Lease Term And The Discount Rate Abstract
Remaining average remaining lease term	2 years 7 months 9 days	3 years 2 months 26 days
Weighted average discount rate	15.20%	14.47%